Precious Metals Delivery and Purchase Agreement (Tables)	12 Months Ended
Dec. 31, 2022
Precious Metals Delivery and Purchase Agreement [Abstract]
Schedule of Deferred Revenue and Metals Contract Liability
Advances received, April 3, 2019	$25,000
Recognition of revenue	(6,777)
Deferred revenue	18,223
Deferred transaction costs	(332)
Accretion on significant financing component	1,902
Net deferred revenue	19,793
Interest and financing expense	332
Loss on metals contract liability	20,780
Net metals contract liability, December 31, 2021	40,905
Delivery of metals produced	(3,278)
Delivery of metals purchased	(7,436)
Revaluation of metals contract liability	798
Net metals contract liability, December 31, 2022	$30,989

Current portion	$11,324
Non-current portion	19,665
$30,989